Guarantor and Non-Guarantor Condensed Consolidating Financial Statements (Details 3) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 26,483,000	$ (48,241,000)	$ 275,779,000	$ 230,049,000	$ (1,000,000)
Other comprehensive income, net of tax	(24,273,000)	32,338,000	1,522,000	(66,237,000)	41,154,000
Comprehensive income	2,210,000	(15,903,000)	277,301,000	163,812,000	40,154,000
Parent (The Hertz Corporation)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	26,483,000	(48,241,000)	275,779,000	210,489,000	(18,383,000)
Other comprehensive income, net of tax	(24,273,000)	32,338,000	1,522,000	(66,237,000)	41,154,000
Comprehensive income	2,210,000	(15,903,000)	277,301,000	144,252,000	22,771,000
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	85,088,000	8,730,000	62,195,000	34,810,000	(34,016,000)
Other comprehensive income, net of tax	2,789,000	0	121,000	0	0
Comprehensive income	87,877,000	8,730,000	62,316,000	34,810,000	(34,016,000)
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	256,083,000	153,290,000	1,001,755,000	758,068,000	535,284,000
Other comprehensive income, net of tax	(26,916,000)	29,262,000	6,816,000	(34,619,000)	28,427,000
Comprehensive income	229,167,000	182,552,000	1,008,571,000	723,449,000	563,711,000
Eliminations
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	(341,171,000)	(162,020,000)	(1,063,950,000)	(773,318,000)	(483,885,000)
Other comprehensive income, net of tax	24,127,000	(29,262,000)	(6,937,000)	34,619,000	(28,427,000)
Comprehensive income	$ (317,044,000)	$ (191,282,000)	$ (1,070,887,000)	$ (738,699,000)	$ (512,312,000)